Statements of Net Assets Available for Benefits - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments
Total investments	$ 523,129,984	$ 290,313,315
Notes receivable from participants	9,345,177	6,199,221
Employer contribution receivable	4,131,136	2,320,264
Total assets	536,606,297	298,832,800
LIABILITIES:
Other liabilities	0	4,698
Total liabilities	0	4,698
NET ASSETS AVAILABLE FOR BENEFITS	536,606,297	298,828,102
Nonparticipant directed
LIABILITIES:
NET ASSETS AVAILABLE FOR BENEFITS	0	19,691,248
Mutual funds | Participant directed
Investments
Total investments	489,804,957	263,813,372
Mutual funds | Nonparticipant directed
Investments
Total investments	0	19,691,248
Common stock—Canadian Pacific Kansas City Limited stock | Participant directed
Investments
Total investments	14,443,603	5,152,034
Self-directed brokerage account | Participant directed
Investments
Total investments	$ 18,881,424	$ 1,656,661